Finance Income and Finance Costs - Summary of Details of Finance Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income and finance costs [abstract]
Interest Income	$ 13,643	$ 39,966	$ 202,432
Gain from foreign currency transactions	41,881	38,952	33,517
Gain from disposal of non-current financial assets	0	0	75,821
Gain from foreign currency translation	78,600	74,596	110,252
Gain from discharge of indebtedness	0	4,079,520	3,694,237
Total	$ 134,124	$ 4,233,034	$ 4,116,259